OTHER FINANCIAL INCOME AND EXPENSES - Schedule of other financial income and expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Financial Income And Cost [Abstract]
Interest income	$ 85,000	$ 53,000	$ 715,000
Foreign currency results	4,400,000	14,841,000
Other financial income	4,485,000	14,894,000	715,000
Loan settlement	0	0	(4,313,000)
Foreign currency results	0	0	(19,233,000)
Interest loans and borrowings	(4,736,000)	(5,296,000)	(5,178,000)
Interest leases	(622,000)	(795,000)	(766,000)
Contingent consideration	0	0	(3,744,000)
Other financial expenses	(105,000)	(94,000)	(74,000)
Other financial expenses	(5,463,000)	(6,185,000)	(33,308,000)
Total other financial income and expenses	$ (978,000)	$ 8,709,000	$ (32,593,000)